PROPERTY, PLANT, AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Gross	$ 1,536,024	$ 1,536,024	$ 1,328,242
Less accumulated depreciation	121,674	121,674	71,928
Property, plant, and equipment, net	1,414,350	1,414,350	1,256,314
Long-lived asset impairment	5,500	5,505	0	$ 0
Depreciation expense		49,816	37,313	22,422
Capitalized interest		$ 3,778	6,255	$ 2,784
Gathering and processing systems and related equipment
Property, Plant and Equipment [Line Items]
Useful lives		30 years
Gross	1,462,706	$ 1,462,706	1,212,227
Construction in progress
Property, Plant and Equipment [Line Items]
Gross	44,447	44,447	94,130
Other
Property, Plant and Equipment [Line Items]
Gross	28,871	$ 28,871	$ 21,885
Other | Minimum
Property, Plant and Equipment [Line Items]
Useful lives		4 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Useful lives		15 years
Compressor station project
Property, Plant and Equipment [Line Items]
Long-lived asset impairment	$ 5,500